DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2019	2018
Interest rate swaps	1,569	5,424
Foreign currency swaps	27	—
Bunker derivatives	25	433
Forward freight agreements	2,255	3,592
Asset Derivatives - Fair Value	3,876	9,449

(in thousands of $)	2019	2018
Interest rate swaps	9,259	—
Foreign currency swaps	349	536
Bunker derivatives	14	758
Forward freight agreements	833	—
Liability Derivatives - Fair Value	10,455	1,294

Derivative Instruments, Gain (Loss)
During 2019, 2018 and 2017, the following were recognized and presented under “Gain (loss) on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2019	2018	2017
Interest rate swaps	Interest income (expense)	2,163	1,089	(1,705)
	Unrealized fair value gain (loss)	(13,114)	4,474	1,225
Foreign currency swaps	Realized gain (loss)	(1,139)	(494)	204
	Unrealized fair value gain (loss)	1,353	(59)	25
Forward freight agreements	Realized gain (loss)	3,245	1,687	(517)
	Options	(2,171)	3,592	—
Bunker derivatives	Realized gain (loss)	(635)	1,584	622
	Unrealized fair value gain (loss)	338	(708)	291
		(9,960)	11,165	145